Segment Information - Summarized financial information for the Company's segments (Details) - USD ($)	2 Months Ended	3 Months Ended			9 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Total consolidated operating (loss)	$ (2,300)	$ (1,575,832)	$ (198,480)		$ (4,448,949)	$ (480,812)			$ (683,869)
TOI Parent Inc.
Segment Reporting Information
Consolidated revenue		52,274,958	47,249,444	$ 37,359,389	150,698,534	138,548,981	$ 75,800,725	$ 75,800,725	187,514,661	$ 155,405,184
Total segment depreciation expense				56,508	562,676	513,830		338,196	690,499	418,461
Total segment amortization		625,189	612,689		1,858,902	1,874,390			2,487,078	2,523,400	$ 707,954
Selling, general and administrative expense		12,729,425	9,492,069	8,833,475	35,119,854	26,861,651		11,555,910	41,897,302	29,643,511
Non-segment depreciation and amortization		850,199	792,475	764,462	2,421,577	2,388,219		338,196	3,177,577	2,941,861
Total consolidated operating (loss)		(2,157,019)	(711,228)	(1,169,896)	(5,026,599)	(3,214,459)		$ 5,959,440	(8,195,903)	(2,644,752)
TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue		52,274,958	47,249,444	37,359,389	150,698,534	138,548,981	75,800,725		187,514,661	155,405,184
Total segment direct costs		40,852,353	37,676,128	28,931,348	118,183,702	112,513,570	57,947,179		150,635,685	125,464,564
Total segment depreciation expense		212,875	171,774	47,076	534,460	480,332	281,741		946,996	351,876
Total segment amortization		625,189	612,689	590,962	1,858,902	1,874,390			2,076,081	2,106,400
Total segment operating income		10,584,541	8,788,853	7,790,003	30,121,470	23,680,689	17,571,805		33,855,899	27,482,344
Selling, general and administrative expense		12,729,425	9,492,069	8,833,475	35,119,854	26,861,651	11,555,910		41,897,302	29,643,511
Total consolidated operating (loss)				(1,169,896)			5,959,440		(8,195,903)	(2,644,752)
TOI Parent Inc. | Non-segment
Segment Reporting Information
Non-segment depreciation and amortization		12,135	8,012	$ 126,424	28,215	33,497	$ 56,455		$ 154,500	$ 483,585
Patient services | TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue		32,967,401	29,663,884		92,375,768	86,985,513
Total segment direct costs		25,390,950	24,078,152		72,050,631	72,830,254
Total segment depreciation expense		181,392	140,945		447,162	403,027
Total segment amortization		572,646	560,146		1,701,274	1,713,647
Total segment operating income		6,822,413	4,884,641		18,176,701	12,038,585
Dispensary | TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue		17,918,035	16,162,528		53,317,877	46,347,096
Total segment direct costs		15,279,173	13,431,738		45,639,083	38,896,324
Total segment depreciation expense		218	149		653	149
Total segment operating income		2,638,644	2,730,641		7,678,141	7,450,623
Clinical trials & other | TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue		1,389,522	1,423,032		5,004,889	5,216,372
Total segment direct costs		182,230	166,238		493,988	786,992
Total segment depreciation expense		31,265	30,680		86,645	77,156
Total segment amortization		52,543	52,543		157,628	160,743
Total segment operating income		$ 1,123,484	$ 1,173,571		$ 4,266,628	$ 4,191,481